Supplementary Financial Information (Schedule Of Estimated Aggregate Amortization Expenses) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Supplementary Financial Information [Abstract]
2020	$ 61
2021	61	$ 61
2022	61	61
2023	61	61
2024	$ 60	61
2024		$ 60